Convertible Promissory Notes	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes
16.	Convertible Promissory Notes

On September 12, 2025, the Company closed the Securities Purchase Agreement entered on September 11, 2025 with certain institutional investors (the “September Investors”), to issue and sell to each of the September Investors a convertible promissory note (each, individually, a “September Note” and collectively, the “September Notes”), for aggregate gross proceeds to the Company of $12,000,000, before deducting fees to the Placement Agent and other expenses payable by the Company in connection with the offering (the “September Offering”).

The Company intends to use the net proceeds (i) for marketing purposes of up to $3.5 million, (ii) for the renewal and continued development of the Company’s Gabriola, B.C. site, (iii) working capital and general corporate purposes of up $3 million and (iv) of up to $7 million for the repayment of certain indebtedness, of which approximately $6,500,000 was applied towards the partial payment of the Consideration Note.

As compensation for such placement agent services, the Company paid the Placement Agent $300,000 in cash, an aggregate fee equal to 2.5% of the gross proceeds from the September Offering, plus $50,000 for its fees and expenses.

The maturity date of each September Note is the 12-month anniversary of the issuance date of such September Note, and is the date upon which the principal amount, as well as any other fees, shall be due and payable. The Notes bear interest at a rate of 10% per annum.

The September Note was determined to be a hybrid financial instrument with a liability and an embedded derivative liability. The Company has elected the option in IFRS 9 to recognize the September Note as one financial instrument at FVTPL. Under this approach, the transaction costs of $350,000 incurred in relation to September Note was recorded in the consolidated statements of loss and comprehensive loss. At the time of issuance, the Company determined the principal amount of $12,000,000 as the fair value of the September Note.

During the year ended December 31, 2025, the Company issued 9,189,611 pre-consolidated common shares (408,427 post-consolidated common shares) pursuant to the conversion of an aggregate principal amount of $10,737,400, under the terms of the September Notes (note 17).

During the year ended December 31, 2025, the Company assessed that the fair value of the converted September Notes was $9,957,773 and the fair value of the remaining September Note was $1,055,420. As a result, the Company recognized a total of $984,807 gain on change in fair value of financial liabilities measured at FVTPL in the consolidated statements of loss and comprehensive loss.